UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

Master Basic Value LLC
Schedule of Investments September 30, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Common Stocks	Shares	Value	Percent

Above-	Diversified Telecommunication	AT&T Inc.	3,628,497	$ 101,307,636	2.0%
Average	Services
Yield	Metals & Mining	Alcoa, Inc.	4,482,100	101,205,818	2.0
	Semiconductors & Semiconductor	Analog Devices, Inc.	1,581,500	41,672,525	0.8
	Equipment
	Capital Markets	The Bank of New York Mellon Corp.	2,356,794	76,784,349	1.5
	Pharmaceuticals	Bristol-Myers Squibb Co.	9,389,100	195,762,735	3.8
	Oil, Gas & Consumable Fuels	Chevron Corp.	1,185,000	97,738,800	1.9
	Household Products	Clorox Co. (a)	570,100	35,739,569	0.7
	Multi-Utilities	Dominion Resources, Inc. (a)	1,545,700	66,125,046	1.3
	Chemicals	E.I. du Pont de Nemours & Co.	2,646,000	106,633,800	2.1
	Oil, Gas & Consumable Fuels	Exxon Mobil Corp.	3,037,800	235,915,548	4.6
	Industrial Conglomerates	General Electric Co.	2,742,000	69,921,000	1.3
	Food Products	General Mills, Inc.	2,097,900	144,167,688	2.8
	Aerospace & Defense	Honeywell International, Inc.	1,158,200	48,123,210	0.9
	Diversified Financial Services	JPMorgan Chase & Co. (a)	5,213,192	243,456,066	4.7
	Pharmaceuticals	Johnson & Johnson	1,030,400	71,386,112	1.4
	Pharmaceuticals	Pfizer, Inc.	3,336,200	61,519,528	1.2
	Electric Utilities	The Southern Co. (a)	2,142,800	80,762,132	1.6
	Diversified Telecommunication	Verizon Communications, Inc.	3,173,300	101,831,197	2.0
	Services
	Pharmaceuticals	Wyeth	1,919,400	70,902,636	1.4

				1,950,955,395	38.0

Below-	Diversified Financial Services	Bank of America Corp. (a)	2,543,600	89,026,000	1.7
Average	Health Care Providers & Services	Cardinal Health, Inc.	1,395,983	68,794,042	1.3
Price/	Diversified Financial Services	Citigroup, Inc.	2,517,700	51,638,027	1.0
Earnings	Computers & Peripherals	Hewlett-Packard Co.	2,332,400	107,850,176	2.1
Ratio	Food Products	Kraft Foods, Inc.	4,287,769	140,424,435	2.7
	Oil, Gas & Consumable Fuels	Marathon Oil Corp.	449,600	17,925,552	0.4
	Insurance	MetLife, Inc.	1,095,600	61,353,600	1.2
	Software	Microsoft Corp.	559,507	14,933,242	0.3
	Multiline Retail	Nordstrom, Inc.	901,000	25,966,820	0.5
	Aerospace & Defense	Northrop Grumman Corp.	1,339,200	81,075,168	1.6
	Insurance	Prudential Financial, Inc. (a)	888,700	63,986,400	1.2
	Insurance	The Travelers Cos., Inc.	3,845,076	173,797,435	3.4
	Food Products	Unilever NV (b)	4,888,200	137,651,712	2.7
	IT Services	Unisys Corp. (c)	8,741,848	24,040,082	0.5
	Media	Viacom, Inc. Class B (c)	1,119,100	27,798,444	0.5
	Office Electronics	Xerox Corp.	13,503,971	155,700,786	3.0

				1,241,961,921	24.1

Low Price-	Oil, Gas & Consumable Fuels	Anadarko Petroleum Corp.	1,109,400	53,816,994	1.0
to-Book	Machinery	Deere & Co.	1,698,300	84,065,850	1.6
Value	Semiconductors & Semiconductor	Fairchild Semiconductor International,
	Equipment	Inc. (c)	6,218,012	55,278,127	1.1
	Energy Equipment & Services	Halliburton Co.	4,727,000	153,107,530	3.0
	Insurance	Hartford Financial Services
		Group, Inc.	1,724,700	70,695,453	1.4
	Household Products	Kimberly-Clark Corp.	1,898,700	123,111,708	2.4
	Semiconductors & Semiconductor	LSI Corp. (a)(c)	20,132,415	107,909,744	2.1
	Equipment

Master Basic Value LLC
Schedule of Investments September 30, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Common Stocks	Shares	Value	Percent

	Semiconductors & Semiconductor	Micron Technology, Inc. (a)(c)	19,046,100	$ 77,136,705	1.5%
	Equipment
	Aerospace & Defense	Raytheon Co. (a)	2,068,594	110,690,465	2.1
	Media	Time Warner, Inc.	14,497,500	190,062,225	3.7
	Industrial Conglomerates	Tyco International Ltd.	1,551,025	54,316,895	1.1
	Media	Walt Disney Co. (a)	2,773,000	85,103,370	1.7
	Commercial Banks	Wells Fargo & Co.	754,200	28,305,126	0.5

				1,193,600,192	23.2

Price-to-	Oil, Gas & Consumable Fuels	Peabody Energy Corp.	1,597,422	71,883,990	1.4
Cash Flow	Diversified Telecommunication	Qwest Communications
	Services	International Inc. (a)	22,697,400	73,312,602	1.4

				145,196,592	2.8

Special	Energy Equipment & Services	BJ Services Co.	7,469,300	142,887,709	2.8
Situations	Health Care Equipment & Supplies	Baxter International, Inc.	826,100	54,216,943	1.0
	Health Care Equipment & Supplies	Covidien Ltd.	1,529,125	82,205,760	1.6
	Semiconductors & Semiconductor	Intel Corp.	4,349,400	81,464,262	1.6
	Equipment
	Computers & Peripherals	International Business Machines
		Corp. (a)	998,700	116,807,952	2.3
	Pharmaceuticals	Schering-Plough Corp.	5,638,000	104,133,860	2.0

				581,716,486	11.3

		Total Common Stocks
		(Cost - $4,465,461,115)		5,113,430,586	99.4

			Beneficial
			Interest
		Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
		Cash Sweep Series, 2.59% (d)(e)	$ 26,768	26,767,922	0.5
BlackRock Liquidity Series, LLC
		Money Market Series, 2.66% (d)(e)(f)	307,533	307,533,500	6.0

Total Short-Term Securities
		(Cost - $334,301,422)		334,301,422	6.5

		Total Investments Before Options
		Written (Cost - $4,799,762,537*)		5,447,732,008	105.9

		Options Written	Contracts

	Call Options	Nordstrom, Inc., expiring January
		2009 at $40	9,010	(563,125)	(0.0)

		Total Options Written
		(Premiums Received - $3,806,469)		(563,125)	(0.0)

		Total Investments, Net of Options
		Written (Cost - $4,795,956,068)		5,447,168,883	105.9
		Liabilities in Excess of Other Assets		(304,382,696)	(5.9)

		Net Assets		$ 5,142,786,187	100.0%

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 4,824,446,259

Gross unrealized appreciation		$ 1,136,185,127
Gross unrealized depreciation		(512,899,378)

Net unrealized appreciation		$ 623,285,749

Master Basic Value LLC Schedule of Investments September 30, 2008 (Unaudited)

(a)	Security, or a portion of security, is on loan.

(b)	Depositary receipts.

(c)	Non-income producing security.

(d)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 26,768	$ 88,205
BlackRock Liquidity Series, LLC
Money Market Series	$ (316,634)	$ 685,138

(e)	Represents the current yield as of report date.

(f)	Security was purchased with cash proceeds from securities loans.

For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

Effective July 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Master LLC's investments:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1	$ 5,113,430,586	$ (563,125)
Level 2	334,301,422	-
Level 3	-	-

Total	$ 5,447,732,008	$ (563,125)

* Other financial instruments are options.

BlackRock Basic Value Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial Interest
Mutual Fund	(000)	Value

Master Basic Value LLC	$ 218,899	$ 5,139,964,694

Total Investments (Cost - $4,488,194,292) - 100.1%		5,139,964,694
Liabilities in Excess of Other Assets - (0.1)%		(3,097,572)

Net Assets - 100.0%		$ 5,136,867,122

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 5,139,964,694
Level 3	-

Total	$ 5,139,964,694

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 24, 2008